Statement to Securityholder

Ally Auto Receivables Trust 2011-5

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2011-5

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	11/16/2011

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2011-5

5. Collateral Summary	Collection Period, Begin:	1/1/2015

	Collection Period, End:	1/31/2015

6. Charge-Off and Delinquency Rates	Determination Date:	2/10/2015

7. Credit Instruments	Distribution Date:	2/17/2015

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2011-5
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005WAA8	267,000,000.00	0.00	0.42633000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005WAB6	315,000,000.00	0.00	0.80000000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02005WAC4	325,000,000.00	0.00	0.99000000	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02005WAD2	109,300,000.00	54,305,454.44	1.32000000	10,718,711.00	59,736.00	10,778,447.00	0.00	0.00	43,586,743.44
B	02005WAE0	38,020,000.00	38,020,000.00	1.90000000	0.00	60,198.33	60,198.33	0.00	0.00	38,020,000.00
C	02005WAF7	29,870,000.00	29,870,000.00	2.39000000	0.00	59,491.08	59,491.08	0.00	0.00	29,870,000.00
Deal Totals		1,084,190,000.00	122,195,454.44		10,718,711.00	179,425.41	10,898,136.41	0.00	0.00	111,476,743.44

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	496.84770759	98.06688930	0.54653248	98.61342177	0.00000000	398.78081830
B	1,000.00000000	0.00000000	1.58333325	1.58333325	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.99166656	1.99166656	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	112.70667912
Ending Aggregate Note Pool Factor:	102.82030220

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2011-5

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	01/15/15	02/16/15	Actual/360	N/A	N/A	0.42633000	0.42633000	0.00
A-2	0.00	01/15/15	02/16/15	30/360	N/A	N/A	0.80000000	0.80000000	0.00
A-3	0.00	01/15/15	02/16/15	30/360	N/A	N/A	0.99000000	0.99000000	0.00
A-4	54,305,454.44	01/15/15	02/16/15	30/360	N/A	N/A	1.32000000	1.32000000	59,736.00
B	38,020,000.00	01/15/15	02/16/15	30/360	N/A	N/A	1.90000000	1.90000000	60,198.33
C	29,870,000.00	01/15/15	02/16/15	30/360	N/A	N/A	2.39000000	2.39000000	59,491.08

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	59,736.00	0.00	59,736.00	0.00
B	0.00	60,198.33	0.00	60,198.33	0.00
C	0.00	59,491.08	0.00	59,491.08	0.00
Deal Totals	0.00	179,425.41	0.00	179,425.41	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-5
4. Collections and Distributions

Collections
Receipts During the Period	11,298,684.40
Administrative Purchase Payments	0.00
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	58,653.03
Other Fees or Expenses Paid	0.00
Total Collections	11,357,337.43

Beginning Reserve Account Balance	5,431,681.99
Total Available Amount	16,789,019.42

Distributions
Total Available Amount	16,789,019.42
Basic Servicing Fee	112,476.24
Aggregate Class A Interest Distributable Amount	59,736.00
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	60,198.33
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	59,491.08
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	5,431,681.99
Noteholders' Regular Principal Distributable Amount	10,718,711.00
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	346,724.78

Supplemental Servicing Fees	19,148.78
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	1,675.02

Statement to Securityholder

Ally Auto Receivables Trust 2011-5
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	51,698	18,872	18,194
Deal Totals	Aggregate Receivables Principal Balance	1,086,336,398.60	133,058,818.43	122,340,107.43
	Aggregate Amount Financed	1,131,025,758.82	134,971,484.39	124,017,298.98

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	3.90000000	4.21094684	4.24701713	63.47	66.06	66.17	52.90	19.47	18.76

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.47%	1.05%	1.12%	1.21%	1.23%	1.42%	1.42%	1.36%	1.28%	1.41%	1.47%	1.19%	1.47%	1.29%	1.26%	1.43%	1.26%	1.46%	1.49%	1.42%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.32%	1.49%	1.44%	1.33%	1.36%	1.14%	1.32%	1.29%	1.13%	1.28%	1.26%	1.24%	1.16%	1.29%	1.19%	1.27%	1.24%	0.91%	1.24%	1.06%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2011-5

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Aggregate Amount Financed	Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	129,494,391.69	37,718.28	0.3495%	18,194	55	0.3023%
Preceding	141,289,583.37	10,734.65	0.0912%	18,872	49	0.2596%
Next Preceding	153,160,531.74	15,925.44	0.1248%	19,583	53	0.2706%
Three Month Average			0.1885%			0.2775%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,131,025,758.82	3,755,995.49	0.3321%	31 - 60 days	186	1,783,511.05
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	47	520,992.12
with the prospectus for Ally Auto Receivables Trust 2011-5 related to delinquencies,				> 90 days	8	64,528.82
charge-offs or uncollectible accounts.

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	238	2,204,281.87
				Current Period	10	119,327.95
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	16	75,672.45
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	232	2,247,937.37
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2011-5

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	5,431,681.99	5,431,681.99	0.00	0.00	0.00	5,431,681.99	5,431,681.99

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	2,146,398.60
Current Overcollateralization	10,863,363.99
Overcollateralization Target	10,863,363.99

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2011-5. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2011-5 will perform in the future.